Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Schedule H, Part IV, Line 4i – Schedules of Assets (Held at End of Year)

December 31, 2025

(a) (b) Identity of Issue, Borrower, Lessor, Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, Maturity Value	(d) ** Cost	(e) Current Value
BP Employee Savings Plan (Plan No.001)
* Participant loans	Interest rates ranging from 3.25% to 10.50% Maturity dates extend to 2040	N/A	$41,684,656
BP Partnership Savings Plan (Plan No.051)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2035	N/A	$187,795
BPX Energy Employee Savings Plan (Plan No.100)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2040	N/A	$3,687,098
BP DirectSave Plan (Plan No.052)
* Participant loans	Interest rates ranging from 4.25% to 8.50% Maturity dates extend to 2032	N/A	$998,935
Archaea Employee Savings Plan (Plan No.101)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2039	N/A	$1,578,765

* Indicates party-in-interest.
** Cost information is not required for participant-directed investments and therefore is not included.

BP Partnership Savings Plan (Plan No. 051)
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Schedule H, Part IV, Line 4i – Schedules of Assets (Held at End of Year)

December 31, 2025

(a) (b) Identity of Issue, Borrower, Lessor, Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, Maturity Value	(d) ** Cost	(e) Current Value
BP Employee Savings Plan (Plan No.001)
* Participant loans	Interest rates ranging from 3.25% to 10.50% Maturity dates extend to 2040	N/A	$41,684,656
BP Partnership Savings Plan (Plan No.051)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2035	N/A	$187,795
BPX Energy Employee Savings Plan (Plan No.100)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2040	N/A	$3,687,098
BP DirectSave Plan (Plan No.052)
* Participant loans	Interest rates ranging from 4.25% to 8.50% Maturity dates extend to 2032	N/A	$998,935
Archaea Employee Savings Plan (Plan No.101)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2039	N/A	$1,578,765

* Indicates party-in-interest.
** Cost information is not required for participant-directed investments and therefore is not included.

BP DirectSave Plan (Plan No. 052)
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Schedule H, Part IV, Line 4i – Schedules of Assets (Held at End of Year)

December 31, 2025

(a) (b) Identity of Issue, Borrower, Lessor, Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, Maturity Value	(d) ** Cost	(e) Current Value
BP Employee Savings Plan (Plan No.001)
* Participant loans	Interest rates ranging from 3.25% to 10.50% Maturity dates extend to 2040	N/A	$41,684,656
BP Partnership Savings Plan (Plan No.051)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2035	N/A	$187,795
BPX Energy Employee Savings Plan (Plan No.100)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2040	N/A	$3,687,098
BP DirectSave Plan (Plan No.052)
* Participant loans	Interest rates ranging from 4.25% to 8.50% Maturity dates extend to 2032	N/A	$998,935
Archaea Employee Savings Plan (Plan No.101)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2039	N/A	$1,578,765

* Indicates party-in-interest.
** Cost information is not required for participant-directed investments and therefore is not included.

BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Schedule H, Part IV, Line 4i – Schedules of Assets (Held at End of Year)

December 31, 2025

(a) (b) Identity of Issue, Borrower, Lessor, Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, Maturity Value	(d) ** Cost	(e) Current Value
BP Employee Savings Plan (Plan No.001)
* Participant loans	Interest rates ranging from 3.25% to 10.50% Maturity dates extend to 2040	N/A	$41,684,656
BP Partnership Savings Plan (Plan No.051)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2035	N/A	$187,795
BPX Energy Employee Savings Plan (Plan No.100)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2040	N/A	$3,687,098
BP DirectSave Plan (Plan No.052)
* Participant loans	Interest rates ranging from 4.25% to 8.50% Maturity dates extend to 2032	N/A	$998,935
Archaea Employee Savings Plan (Plan No.101)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2039	N/A	$1,578,765

* Indicates party-in-interest.
** Cost information is not required for participant-directed investments and therefore is not included.

Archaea Employee Savings Plan (Plan No. 101)
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Schedule H, Part IV, Line 4i – Schedules of Assets (Held at End of Year)

December 31, 2025

(a) (b) Identity of Issue, Borrower, Lessor, Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, Maturity Value	(d) ** Cost	(e) Current Value
BP Employee Savings Plan (Plan No.001)
* Participant loans	Interest rates ranging from 3.25% to 10.50% Maturity dates extend to 2040	N/A	$41,684,656
BP Partnership Savings Plan (Plan No.051)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2035	N/A	$187,795
BPX Energy Employee Savings Plan (Plan No.100)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2040	N/A	$3,687,098
BP DirectSave Plan (Plan No.052)
* Participant loans	Interest rates ranging from 4.25% to 8.50% Maturity dates extend to 2032	N/A	$998,935
Archaea Employee Savings Plan (Plan No.101)
* Participant loans	Interest rates ranging from 4.25% to 9.50% Maturity dates extend to 2039	N/A	$1,578,765

* Indicates party-in-interest.
** Cost information is not required for participant-directed investments and therefore is not included.